Investments in subsidiary undertakings, joint ventures and associates - Equity method and fair value through profit or loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments in subsidiary undertakings, joint ventures and associates
Fair value of associates accounted for at fair value through profit or loss	$ 300	$ 600
Share of profit from joint ventures and associates, net of related tax	29	352	$ 517
Other comprehensive income in the joint ventures and associates	0
Unrecognised share of losses of a joint venture	0
Unrecognised share of losses of a associate	0
Contingent liabilities in relation to interests in joint ventures	0
Contingent liabilities in relation to interests in associates	0
Capital commitments in relation to interests in joint ventures	0
Capital commitments in relation to interests in associates	0
Shareholder-backed | Operating segments
Investments in subsidiary undertakings, joint ventures and associates
Share of profit from joint ventures and associates, net of related tax	29	352	517
Shareholder-backed | Operating segments | CPL
Investments in subsidiary undertakings, joint ventures and associates
Share of profit from joint ventures and associates, net of related tax	(144)	278	394
Shareholder-backed | Operating segments | Hong Kong
Investments in subsidiary undertakings, joint ventures and associates
Share of profit from joint ventures and associates, net of related tax		9	3
Shareholder-backed | Operating segments | Malaysia
Investments in subsidiary undertakings, joint ventures and associates
Share of profit from joint ventures and associates, net of related tax	24	28	30
Shareholder-backed | Operating segments | Growth markets and other
Investments in subsidiary undertakings, joint ventures and associates
Share of profit from joint ventures and associates, net of related tax	5	(110)	(27)
Other items included in share of profit from joint ventures and associates, net of related tax	15	(38)	(103)
Shareholder-backed | Operating segments | Insurance operations
Investments in subsidiary undertakings, joint ventures and associates
Share of profit from joint ventures and associates, net of related tax	(115)	205	400
Shareholder-backed | Operating segments | Eastspring
Investments in subsidiary undertakings, joint ventures and associates
Share of profit from joint ventures and associates, net of related tax	$ 144	$ 147	$ 117